ROCKHAVEN ASSET MANAGEMENT
The Risk Managers





The Rockhaven Fund

The Rockhaven Premier Dividend Fund

 [LOGO]

SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED MARCH 31, 2002


Dear Investor:

How much more excitement can we take? The market's breath-taking meteoric rise throughout the nineties and its equally nauseating descent over the last two years has left us all looking for a little idyllic calm. Given the recent events on Wall Street, however, it just doesn't seem to be in the cards. We could be on the brink of our third straight year of negative equity returns, the investment horizon does not appear to be any easier to see through than it was 12 months ago, and our very faith in the corporations that we invest in has been shaken, perhaps beyond repair.

Adelphia, Enron, Qwest, PNC Bank, WorldCom, IBM, GE...the list goes on. Companies of (perhaps once) great stature have come under considerable pressure for everything from illegal revenue booking, boosting of earnings, forgiven loans to officers, to astronomical pay packages. As investors, we have been placated into believing that America's corporate giants had our best interests at heart, looking to increase shareholder value as much as we did. Since the fall of Enron, however, our confidence has increasingly eroded as we watch the executives of bankrupt and failing companies walk away with millions of dollars in compensation, "earnings" releases that have little to do with earnings, and accounting that makes the profession into a magical act. While the frequency of these situations and the extent of their consequences have not yet been borne out in the market, we must look at the paradigm going forward. How much can we trust the CEOs, boards of directors, accountants of the companies in which we invest and more importantly, how can we incentive them to keep our best interests at the forefront?

This concept of corporate governance has evolved over the last century and risen in importance. In early industry, the owners of corporations were the managers-they bore all of the fruits of their own labor and were intrinsically motivated to maximize profits. It wasn't until these owners began to step away from the day-to-day management of their firms that the so-called "agency problem" propagated-the basic theory that managers and owners have a conflict of interest. Owners want to maximize their own value and managers want to maximize their own compensation, thus putting their interests on drastically different paths.

Most of the framework of corporate governance is a direct result of the crash of 1929, establishing the "one share, one vote" vision. Although from early on, shareholders had little incentive to pursue their interests. One group of shareholders bore all of the costs of promoting the group as a whole and collective action was difficult, if not completely prohibited. In very few cases can one group of shareholders (such as an investment manager or other financial institution) hold more than 5% of the outstanding common shares of any one company. Therefore, the "one share, one vote" rule is futile in effectuating any sort of substantial changes.

In the 1980s, the use of junk bonds led to the rise in LBOs (leveraged buyouts) where the power of the markets could be used to wrest control of companies whose management continually disappointed shareholders. After LBOs proved to have their own intrinsic faults, corporate governance began its assimilation to its current triumvirate form: shareholders as watchdogs, board members, & company management itself.

What happens when shareholders fail to unite or are prevented from doing so and boards overlook red flags in the interest of the bigger picture? Disaster, as evidenced by the growing news that companies and their management teams have oftentimes failed to put long-term shareholderinterest first.

The go-go 90s market created an environment increasingly less navigable by CEOs willing to use truth and honesty. The lack of tolerance for companies that could not deliver on expected earnings (and then raise the bar in doing so) left many a stock with huge losses. Management got pounded from all sides: the Street, investors, the Board, and oftentimes themselves, as the use of options as compensation rose. The result: accounting misstatements, the creation of off-balance sheet entities (to conceal debt & create profit), and the general stretching-too-thin of corporate assets.

While there is no question that this has created a crisis of confidence, is there any way to circumnavigate the suspicion to derive the truth? Washington has gotten involved and is debating bills that cover accounting, fraud, and the fiduciary liability of corporate boards. Standard and Poor's has released a standard regarding the calculation of operating earnings going forward (critical to market bellweathers such as the P/E and P/B ratios), and perhaps most importantly, investors have become cognizant to the fact that if it looks to good to be true, it probably is.

The Rockhaven Fund has continued to perform as we expect. We continue to use a blend of common stocks and convertible securities, especially using the convertible structures in sectors where they make sense.

The Rockhaven Premier Dividend Fund is performing as expected given the defensive characteristics of the convertible structure in a rising equity market. We continue to look for convertible structures that give investors the "classic" convertible profile, however, we are finding that increasingly difficult given the drastic changes underway in the companies that issue convertibles and the current structures coming to market.

It is hard for me to conclude how much pressure the equity markets will continue to face as they begin the digestion of all of the negative news coming to market despite of still elevated valuations. We believe that corporations will continue to claw their way back and will hopefully regain pricing power as inflation accelerates coming into recovery. However, we are extremely cautious and are employing an attitude of prudence.

Thank you for continuing to support our efforts here at Rockhaven.

/s/ Chris Wiles
Christopher Wiles

Please refer to the semi-annual report for further information regarding fund performance and holdings.

Past performance does not guarantee future results. Mutual fund investing involves risk; loss of principal is possible. Fund holdings are subject to change at any time and are not recommendations to buy or sell any security. Quasar Distributors, LLC, Distributor 5/02




THE ROCKHAVEN FUND
Schedule of Investments
AT MARCH 31, 2002 (UNAUDITED)

SHARES  COMMON STOCKS: 58.04%                                   MARKET VALUE
        CONSUMER DISCRETIONARY: 9.15%
   900  Johnson Controls, Inc.                                      $ 79,479
 3,000  Marriott International, Inc. - Class A                       134,850
 1,304  Omnicom Group Inc.                                           123,098
 3,800  The Walt Disney Co.                                           87,704
                                                                     425,131
        CONSUMER STAPLES: 4.55%
 1,900  Anheuser-Busch Companies, Inc.                                99,180
 2,185  PepsiCo, Inc.                                                112,528
                                                                     211,708
        ENERGY: 3.93%
 1,948  Exxon Mobil Corporation                                       85,381
 2,300  Nabors Industries, Inc. 1                                     97,175
                                                                     182,556
        FINANCIAL: 10.24%
 2,500  American Express Co.                                         102,400
 1,999  Citigroup Inc.                                                98,990
 1,350  Lehman Brothers Holdings Inc.                                 87,264
 1,600  MBIA Inc.                                                     87,504
 1,100  The Goldman Sachs Group, Inc.                                 99,275
                                                                     475,433
        HEALTH CARE: 9.53%
 2,000  Abbott Laboratories                                          105,200
 1,834  Johnson & Johnson                                            119,118
 1,400  Merck & Co., Inc.                                             80,612
 3,050  Pharmacia Corp.                                              137,494
                                                                     442,424
        INDUSTRIALS: 7.53%
 2,450  General Electric Co.                                          91,752
 1,050  Illinois Tools Works, Inc.                                    75,968
   800  3M Co.                                                        92,008
 1,600  Grainger (W.W.), Inc.                                         89,968
                                                                     349,696
        INFORMATION TECHNOLOGY: 7.10%
 2,300  Agilent Technologies, Inc.1                                   80,408
 2,030  Dell Computer Corp.1                                          53,003
 2,100  Microsoft Corp.1                                             126,651
 2,100  Texas Instruments, Inc.                                       69,510
                                                                     329,572
        MATERIALS: 2.85%
 2,800  Ball Corp.                                                   132,216

        TELECOMMUNICATIONS SERVICES: 3.16%
 1,900  BellSouth Corp.                                               70,034
 2,050  SBC Communications, Inc.                                      76,752
                                                                     146,786
        Total Common Stocks (Cost $2,402,484)                     $2,695,522

See accompanying Notes to Financial Statements.



THE ROCKHAVEN FUND
Schedule of Investments (continued)
AT MARCH 31, 2002 (UNAUDITED)

SHARES   EXCHANGE TRADED FUNDS: 0.87%                             MARKET VALUE

   350   S&P 500 Depository Receipt/Spdr Trust Series I              $40,117

         Total Exchange Traded Funds (Cost $41,882)                  $40,117


SHARES   CONVERTIBLE PREFERRED STOCKS: 17.89%                      MARKET VALUE

         CONSUMER STAPLES: 1.79%
 1,600   Suiza Capital Trust II, 5.50%                               $83,400

         ENERGY: 4.00%
 2,100   Apache Corp., 6.50%                                         109,095
 3,000   The Williams Companies, Inc., 9.00%                          76,890
                                                                     185,985
         FINANCIAL: 7.73%
 1,100   ACE Limited, 8.25%                                           92,262
 2,300   Host Marriott Financial Trust, 6.75%                         99,763
 1,500   Prudential Financial, Inc., 6.75%                            82,845
 1,150   Washington Mutual Inc, 8.00%                                 83,881
                                                                     358,751
         HEALTH CARE: 1.72%
 1,100   Anthem, Inc., 6.00%                                          80,080

         TELECOMMUNICATION SERVICES:  1.19%
 2,700   MediaOne Group 7.0%                                          55,080

        UTILITIES: 1.46%
 1,250   Sierra Pacific Resources, 9.00%                              67,625

         Total Convertible Preferred Stock (Cost $763,148)          $830,921

See accompanying Notes to Financial Statements.


THE ROCKHAVEN FUND
Schedule of Investments (continued)
AT MARCH 31, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT      CONVERTIBLE BONDS: 20.88%                              MARKET VALUE

            CONSUMER DISCRETIONARY: 3.66%
 $125,000   Costco Companies, Inc., 0%, 8/19/2017 1                    $115,000
    1,400   Reliant Energy, Inc., 2.00% 9/15/29                          54,824
                                                                        169,824
            CONSUMER STAPLES: 2.09%
   80,000   Performance Food Group Co., 5.50%, 10/16/08                  97,200

            HEALTH CARE: 2.97%
   60,000   Amerisource Health Corp., 5.00%, 12/1/2007                   88,650
   30,000   Gilead Sciences, Inc., 5.00%, 12/15/07                       49,200
                                                                        137,850
            INFORMATION TECHNOLOGY: 8.93%
   70,000   Affiliated Computer Services, Inc.,
            3.50%, 2/15/06                                              100,187
   50,000   NVIDIA Corp., 4.75%, 10/15/07                                60,625
   70,000   Photronics, Inc., 4.75%, 12/15/06                            81,987
   55,000   Semtech Corp., 4.50%, 2/1/2007                               60,294
   35,000   Siebel Systems, Inc., 5.50%, 9/15/06                         52,763
   35,000   Teradyne, Inc., 3.75%, 10/15/06                              59,019
                                                                        414,875
            INDUSTRIALS: 3.23%
  100,000   L-3 Communications Holdings, 5.25%, 6/1/2009                150,000

            Total Convertible Bonds (Cost $901,810)                    $969,749


   SHARES   SHORT-TERM INVESTMENTS: 1.53%                          MARKET VALUE

   71,122   Federated Cash Trust Money Market (Cost $71,122)            $71,122
            Total Investments in Securities
            (Cost $4,180,446): 99.21%                                 4,607,431
            Other Assets in Excess of Liabilities: 0.79%                 36,814
            Net Assets: 100%                                       $  4,644,245

1 Non-income producing.


See accompanying Notes to Financial Statements.



THE ROCKHAVEN FUND
Statement of Assets and Liabilities
AT MARCH 31, 2002 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $4,180,446)     $ 4,607,431
     Cash                                                         614
     Receivables:
         Securities sold                                       14,617
         Fund shares sold                                       4,000
         Dividends and interest                                11,689
         Due from Advisor                                       7,862
     Prepaid expenses                                          14,756
                                                       ---------------
         Total assets                                       4,660,969
--------------------------------------------------------------------------------

LIABILITIES
     Payables:
         Fund shares redeemed                                     625
         Distribution fees                                        991
         Due to Administrator                                   1,698
     Accrued expenses                                          13,410
                                                       ---------------
         Total liabilities                                     16,724
--------------------------------------------------------------------------------

NET ASSETS                                                $ 4,644,245
--------------------------------------------------------------------------------

Net asset value and redemption price per share
     [$4,644,245/430,750 shares outstanding; unlimited number
     of shares (par value $.01) authorized]                    $10.78
--------------------------------------------------------------------------------

Maximum offering price per share ($10.78 / .9425)              $11.44
--------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
     Paid-in capital                                      $ 4,904,180
     Undistributed net investment income                       12,362
     Accumulated net realized loss on investments            (699,282)
     Net unrealized appreciation on investments               426,985
                                                       ---------------
     Net assets                                           $ 4,644,245
--------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.


THE ROCKHAVEN FUND
Statement of Operations
FOR THE PERIOD ENDED MARCH 31, 2002 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
     Income
         Dividends                                           $ 42,147
         Interest                                              14,591
              Total income                                     56,738
     Expenses
         Advisory fees (Note 3)                                16,608
         Registration expense                                  14,514
         Fund accounting fees                                  14,419
         Professional fees                                     11,680
         Transfer agent fees                                   10,241
         Administration fees (Note 3)                           9,972
         Distribution fees (Note 4)                             5,536
         Custody fees                                           4,972
         Trustee fees                                           2,144
         Reports to shareholders                                1,998
         Insurance expense                                        739
         Other                                                  2,999
                                                       ---------------
              Total expenses                                   95,822
              Less: advisory fee waiver (Note 3)             (62,582)
                                                       ---------------
              Net expenses                                     33,240
                                                       ---------------
                  Net investment income                        23,498
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized loss on investments                                 (47,635)
     Net change in unrealized appreciation on investments              659,524
                                                                   ------------
         Net realized and unrealized gain on investments               611,889
                                                                   ------------
              Net increase in net assets resulting from operations   $ 635,387
-------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

THE ROCKHAVEN FUND
Statements of Changes in Net Assets



                                                PERIOD ENDED
                                               MARCH 31, 2002     YEAR ENDED
                                                 (UNAUDITED)  SEPTEMBER 30, 2001
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income                             $ 23,498         $ 43,777
Net realized loss on investments                  (47,635)        (563,506)
Net change in unrealized
appreciation/(depreciation) on investments         659,524        (869,112)
Net increase/(decrease) in net assets
 resulting from operations                         635,387      (1,388,841)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                        (11,136)         (44,253)
From net realized gain                           (139,902)        (416,087)
Total distributions to shareholders              (151,038)        (460,340)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase in net assets derived
from net change
in outstanding shares (a)                           68,895          991,042
Total increase / (decrease) in net assets          553,244        (858,139)

NET ASSETS
Beginning of period                              4,091,001        4,949,140
End of period                                  $ 4,644,245      $ 4,091,001

(a) A summary of share transactions is as follows:

                               PERIOD ENDED
                                 MARCH 31,
                                   2002                 YEAR ENDED
                                (UNAUDITED)         SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
                             SHARES      VALUE     SHARES         VALUE
--------------------------------------------------------------------------------
Shares sold                    19,655  $ 206,824     85,524    $ 1,006,242
Shares issued in
reinvestment of distributions  12,614    129,369     33,322        378,109
Shares redeemed               (25,302)  (267,298)   (32,388)      (393,309)
Net increase                    6,967   $ 68,895     86,458      $ 991,042



See accompanying Notes to Financial Statements.


THE ROCKHAVEN FUND
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                         PERIOD
                                          ENDED
                                        MARCH 31,  YEAR ENDED  YEAR ENDED  YEAR ENDED NOV. 3, 1997(1)
                                          2002      SEPT. 30,   SEPT. 30,  SEPT. 30,     THROUGH
                                       (UNAUDITED)    2001        2000       1999     SEPT. 30, 1998
Net asset value,
beginning of period                      $ 9.65     $ 14.67      $ 11.72     $ 9.71       $ 10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                      0.06        0.12         0.14       0.09          0.14
Net realized and unrealized
gain/(loss) on investments                 1.43      (3.79)         3.26       2.03        (0.29)
Total from investment operations           1.49      (3.67)         3.40       2.12        (0.15)

LESS DISTRIBUTIONS
From net investment income               (0.03)      (0.12)       (0.14)     (0.11)        (0.14)
From net realized gain
on investments                           (0.33)      (1.23)       (0.31)         --            --
Total distributions                      (0.36)      (1.35)       (0.45)     (0.11)        (0.14)
Net asset value, end of period          $ 10.78      $ 9.65      $ 14.67    $ 11.72        $ 9.71

Total return2                           15.59%3    (26.39)%       29.48%     21.88%      (1.61)%3

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions       $ 4.6       $ 4.1        $ 4.9      $ 3.0         $ 2.0
RATIO OF EXPENSES TO AVERAGE
NET ASSETS
Before expense reimbursement             4.32%4       4.72%        3.80%      4.59%        8.51%4
After expense reimbursement              1.50%4       1.50%        1.50%      1.50%        1.49%4

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS
After expense reimbursement              1.06%4       0.98%        1.07%      0.83%        1.82%4

Portfolio turnover rate                 100.54%     221.64%      142.74%    113.36%        98.13%

1 Commencement of operations.
2 Does not reflect sales load.
3 Not annualized.
4 Annualized.


See accompanying Notes to Financial Statements.

THE ROCKHAVEN PREMIER DIVIDEND FUND
Schedule of Investments
AT MARCH 31, 2002 (UNAUDITED)

SHARES     CONVERTIBLE PREFERRED STOCKS: 40.72%                  MARKET VALUE

           CONSUMER DISCRETIONARY/STAPLES: 9.50%
 15,300    Ford Capital Trust II, 6.50%                            $860,472
 34,400    General Motors Corp. Series B, 5.25%                     940,152
 19,600    Six Flags, Inc., 7.25%                                   529,200
 19,250    Suiza Capital Trust II, 5.50%                          1,003,406
                                                                  3,333,230
           ENERGY: 5.84%
 20,700    Apache Corp., 6.75%                                    1,075,365
 38,000    Williams Cos., Inc., 9.00%                               973,940
                                                                  2,049,305
           FINANCIAL: 10.26%
 10,300    ACE Ltd., 8.25%                                          863,913
 23,500    Host Marriott Financial Trust, 6.75%                   1,019,313
 14,000    Prudential Financial, Inc., 6.75%                        773,220
 19,500    Washington Mutual, Inc., 5.38%                           943,312
                                                                  3,599,758
           HEALTH CARE: 2.39%
 11,500    Anthem, Inc., 6.00%                                      837,200

           MATERIALS: 2.86%
 17,900    Boise Cascade Corp., 7.50%                             1,004,637

           MEDIA: 3.38%
 23,500    Cox Communications, Inc., 7.00%                        1,185,575

           TELECOMMUNICATIONS: 1.86%
 32,000    MediaOne Group, 7.00%                                    652,800

           UTILITIES: 4.63%
 33,000    Duke Energy Corp., 8.00%                                 819,390
 14,900    Sierra Pacific Resources, 9.00%                          806,090
                                                                  1,625,480

           Total Convertible Preferred Stocks
           (Cost $13,321,749)                                   $14,287,985


 SHARES    EXCHANGE-TRADED FUNDS: 0.77%                         MARKET VALUE
  2,350    S&P 500 Depository Receipt/Spdr Trust Series I          $269,357

           Total Exchange Traded Funds (Cost $ 313,575)            $269,357


See accompanying Notes to Financial Statements.


THE ROCKHAVEN PREMIER DIVIDEND FUND
Schedule of Investments (continued)
AT MARCH 31, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT        CONVERTIBLE BONDS: 56.61%                            MARKET VALUE

              CONSUMER DISCRETIONARY/STAPLES: 10.55%
$ 1,205,000   Costco Companies, Inc., 0%, 8/19/2017 1                 $1,108,600
    890,000   Lennar Corporation, 0%, 7/29/2018 1                        627,450
  1,080,000   Lowe's Companies, Inc., 0%, 2/16/2021 1                    853,200
    915,000   Performance Food Group Company, 5.50%, 10/16/2008        1,111,725
                                                                       3,700,975
              ENERGY: 1.08%
    590,000   Weatherford International, Inc., 0%, 6/30/2020 1           378,338

              HEALTHCARE: 9.46%
    690,000   Alza Corp.(convertible into shares of Johnson
              & Johnson), 0.00%, 7/14/2014 1                           1,145,400
    730,000   AmerisourceBergen Corp., 5.00%, 12/1/2007                1,078,575
    270,000   Gilead Sciences, Inc., 5.00%, 12/15/2007                   442,800
    580,000   Quest Diagnostics Incorporated, 1.75%, 11/30/2021          652,500
                                                                       3,319,275
              INDUSTRIALS/TRANSPORTATION: 8.03%
  1,000,000   EDO Corporation, 5.25%, 4/15/2007 2                      1,105,000
    625,000   L-3 Communications Holdings, 5.25%, 6/14/2009              937,500
    680,000   Waste Connections Inc., 5.50%, 4/15/2006                   776,050
                                                                       2,818,550
              MEDIA: 5.14%
  1,100,000   Echostar Communications Corporation, 5.75%, 5/15/2008    1,021,625
     20,000   Reliant Energy, Inc., 2.00%, 9/15/2029                     783,200
                                                                       1,804,825
              TECHNOLOGY: 22.35%
    760,000   Affiliated Computer Services, Inc., 3.50%, 2/15/2006     1,087,750
    700,000   Aglient Technologies, Inc., 3.00%, 12/01/2021 2            875,000
    585,000   Burr-Brown Corp. (convertible into shares of
              Texas Instruments), 4.25%, 2/15/2007                       639,112
    800,000   Computer Associates International, Inc., 5.00%,
              3/15/2007 2                                                916,000
    585,000   First Data Corporation, 2.00%, 3/1/2008                    702,731
    300,000   Kestrel Solutions, Inc., 5.50%, 7/15/2005 2                 39,000
    445,000   NVIDIA Corporation, 4.75%, 10/15/2007                      539,563
    700,000   Photronics, Inc., 4.75%, 12/15/2006                        819,875
    435,000   Siebel Systems, Inc., 5.50%, 9/15/2006                     655,763
    480,000   Teradyne, Inc., 3.75%, 10/15/2006                          809,400
    590,000   VERITAS Software Corporation, 1.86%, 8/13/2006             757,412
                                                                       7,841,606

              Total Convertible Bonds (Cost $18,587,725)             $19,863,569


See accompanying Notes to Financial Statements.


THE ROCKHAVEN PREMIER DIVIDEND FUND
Schedule of Investments(continued)
AT MARCH 31, 2002 (UNAUDITED)

SHARES    SHORT-TERM INVESTMENTS: 0.54%                             MARKET VALUE

189,035   Federated Cash Trust Money Market (Cost $189,035)             $189,035
          Total Investments in Securities
          (Cost $32,412,084): 98.64%                                  34,609,946
          Other Assets in Excess of Liabilities: 1.36%                   476,158
          Net Assets: 100%                                           $35,086,104


1    Non-income producing.

2 Securities issued in reliance on Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined by the Advisor to be liquid pursuant to procedures adopted by the Trustees. At March 31, 2002, these securities amounted to $2,935,000 representing 8.37% of net assets.

See accompanying Notes to Financial Statements.


THE ROCKHAVEN PREMIER DIVIDEND FUND
Statement of Assets and Liabilities
AT MARCH 31, 2002 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $32,412,084)        $ 34,609,946
Receivables:
Securities sold                                                  1,344,683
Fund shares sold                                                    74,640
Dividends and interest                                             169,386
Prepaid expenses                                                    16,723
Total assets                                                    36,215,378

LIABILITIES
Payables:
Securities purchased                                             1,023,750
Fund shares redeemed                                                69,950
Due to Advisor                                                      17,551
Due to Administrator                                                 5,938
Distribution fees                                                    7,422
Accrued expenses                                                     4,663
Total liabilities                                                1,129,274

NET ASSETS                                                    $ 35,086,104

Net asset value and redemption price per share
[$35,086,104/2,644,232 shares outstanding; unlimited number
of shares (par value $.01) authorized]                              $13.27

Maximum offering price per share ($13.27/.9425)                     $14.08

COMPONENTS OF NET ASSETS
Paid-in capital                                               $ 39,906,424
Undistributed net investment income                                172,190
Accumulated net realized loss on investments                   (7,190,372)
Net unrealized appreciation on investments                       2,197,862
Net assets                                                    $ 35,086,104



See accompanying Notes to Financial Statements.


THE ROCKHAVEN PREMIER DIVIDEND FUND
Statement of Operations
FOR THE PERIOD ENDED MARCH 31, 2002 (UNAUDITED)

INVESTMENT INCOME
Income
Dividends (Net of foreign tax on dividends of $2,468)         $    448,633
Interest                                                           327,291
Total income                                                       775,924
Expenses
Advisory fees (Note 3)                                        $    129,694
Distribution fees (Note 4)                                          43,231
Administration fees (Note 3)                                        34,586
Registration expense                                                18,392
Fund accounting fees                                                15,960
Transfer agent fees                                                 11,508
Professional fees                                                   11,138
Reports to shareholders                                              9,178
Custody fees                                                         6,881
Trustee fees                                                         2,144
Insurance fees                                                       2,040
Other                                                                3,018
Total expenses                                                     287,770
Less: advisory fee waiver (Note 3)                                (28,302)
Net expenses                                                       259,468
Net investment income                                              516,456

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments                               (2,393,203)
Net change in unrealized appreciation on investments             5,266,403
Net realized and unrealized loss on investments                  2,873,200
Net increase in net assets resulting from operations          $  3,389,656

See accompanying Notes to Financial Statements.

THE ROCKHAVEN PREMIER DIVIDEND FUND
Statements of Changes in Net Assets

                                                         PERIOD
                                                          ENDED
NET INCREASE/(DECREASE) IN NET ASSETS FROM:            MAR. 31, 2002          YEAR ENDED
                                                        (UNAUDITED)         SEPT. 30, 2001
OPERATIONS
Net investment income                                       $ 516,456           $ 807,472
Net realized loss on investments                          (2,393,203)         (4,617,575)
Net change in unrealized appreciation/(depreciation)
on investments                                              5,266,403         (7,307,423)
Net increase/(decrease) in net assets
 resulting from operations                                  3,389,656        (11,117,526)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                  (344,266)           (806,933)
From net realized gain                                       (68,591)         (3,836,119)
Total distributions to shareholders                         (412,857)         (4,643,052)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net (decrease)/increase in net assets derived from
net change in outstanding shares (a)                      (1,063,614)          11,909,752
Total increase/(decrease) in net assets                     1,913,185         (3,850,826)

NET ASSETS
Beginning of period                                        33,172,919          37,023,745
End of period                                            $ 35,086,104        $ 33,172,919


(a) A summary of share transactions is as follows:

                                    PERIOD ENDED
                                    MAR. 31, 2002             YEAR ENDED
                                     (UNAUDITED)            SEPT. 30, 2001
--------------------------------------------------------------------------------
                               SHARES         VALUE     SHARES     VALUE
--------------------------------------------------------------------------------
Shares sold                    317,322    $ 4,114,389    967,319  $ 14,303,418
Shares issued in
reinvestment of distributions   27,276        358,862    297,969     4,135,718
Shares redeemed               (427,229)    (5,536,865)  (471,939)   (6,529,384)
Net increase                   (82,631)  $ (1,063,614)   793,349  $ 11,909,752


See accompanying Notes to Financial Statements.


THE ROCKHAVEN PREMIER DIVIDEND FUND
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                NOV. 3,
                                                                                                1997(1)
                                           PERIOD ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED    THROUGH
                                           MAR. 31, 2002   SEPT. 30,   SEPT. 30,  SEPT. 30,     SEPT. 30,
                                            (UNAUDITED)      2001      2000          1999        1998
Net asset value,
       beginning of period                   $ 12.17      $ 19.15       $ 13.12       $ 9.80    $ 10.00

INCOME FROM INVESTMENT OPERATIONS
       Net investment income                    0.20         0.32          0.29         0.18       0.21
       Net realized and unrealized
       gain/(loss) on investments               1.06        (5.09)         6.26         3.33      (0.21)
Total from investment operations                1.26        (4.77)         6.55         3.51         --

LESS DISTRIBUTIONS
       From net investment income              (0.13)       (0.32)        (0.27)       (0.19)     (0.20)
       From net realized gain
       on investments                          (0.03)       (1.89)        (0.25)          --         --
Total distributions                            (0.16)       (2.21)        (0.52)       (0.19)     (0.20)
Net asset value, end of period                 13.27      $ 12.17       $ 19.15      $ 13.12     $ 9.80

Total return2                                  10.35% 3    (26.22)%       50.67%       35.98%     (0.10)%3

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)          $ 35.1       $ 33.2        $ 37.0        $ 8.7      $ 1.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS
       Before expense reimbursement             1.66% 4      1.64%         1.58%        3.06%     11.28% 4
       After expense reimbursement              1.50% 4      1.50%         1.50%        1.50%      1.49% 4

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS
       After expense reimbursement              2.99% 4      2.18%         1.83%        1.51%      2.62% 4

Portfolio turnover rate                       169.57%      285.27%       180.77%      120.16%    147.56%

1      Commencement of operations.
2      Does not reflect sales load.
3      Not annualized.
4      Annualized.

See accompanying Notes to Financial Statements.

THIS PAGE WAS INTENTIONALLY LEFT BLANK.


THE ROCKHAVEN FUND AND THE ROCKHAVEN PREMIER DIVIDEND FUND
Notes to Financial Statements
AT MARCH 31, 2002 (UNAUDITED)

NOTE 1--ORGANIZATION

The Rockhaven Fund and The Rockhaven Premier Dividend Fund (the "Funds") are each a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Rockhaven Fund's primary investment objective is obtaining above average current income together with capital appreciation. The Rockhaven Premier Dividend Fund's primary investment objective is obtaining high current income and its secondary objective is seeking capital appreciation. The Funds attempt to achieve their objectives by investing in a diversified portfolio of equity securities. The Funds began operations on November 3, 1997.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.


A. Security Valuation: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.


B. Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

THE ROCKHAVEN FUND AND THE ROCKHAVEN PREMIER DIVIDEND FUND
Notes to Financial Statements
AT MARCH 31, 2002 (UNAUDITED)



C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles.

     Discounts and premiums on fixed income securities which are attributable to a conversion feature are amortized to income using the effective yield method.

D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended March 31, 2002, Rockhaven Asset Management, LLC (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of each Fund. For the period ended March 31, 2002, The Rockhaven Fund and The Rockhaven Premier Dividend Fund incurred $16,608 and $129,694, respectively, in Advisory Fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.50% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's

THE ROCKHAVEN FUND AND THE ROCKHAVEN PREMIER DIVIDEND FUND
Notes to Financial Statements
AT MARCH 31, 2002 (UNAUDITED)


operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the period ended March 31, 2002, the Advisor reduced its fees and absorbed Fund expenses in the amount of $62,582 for The Rockhaven Fund and $28,302 for The Rockhaven Premier Dividend Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $487,646 and $276,315 for The Rockhaven Fund and The Rockhaven Premier Dividend Fund, respectively.

US Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

FUND ASSET LEVEL                          FEE RATE
Less than $15 million                     $30,000
$15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
More than $150 million                    0.05% of average daily net assets


For the period ended March 31, 2002, the Administrator reduced its fees in the amount of $4,987 for The Rockhaven Fund.

Quasar  Distributors,  LLC  (the  "Distributor")  acts as the  Funds'  principal
underwriter  in  a  continuous  public  offering  of  the  Funds'  shares.   The
Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also officers of the Administrator.

NOTE 4 - DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising

THE ROCKHAVEN FUND AND THE ROCKHAVEN PREMIER DIVIDEND FUND
Notes to Financial Statements
AT MARCH 31, 2002 (UNAUDITED)

and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator." For the period ended March 31, 2002, the Funds paid the Distribution Coordinator in the amount of $5,536 for The Rockhaven Fund and $43,231 for The Rockhaven Premier Dividend Fund.

NOTE 5 - SECURITIES TRANSACTIONS

For the period ended March 31, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Fund were $4,331,094 and $4,397,677, respectively.

For the period ended March 31, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Premier Dividend Fund were $57,247,713 and $58,332,963, respectively.

NOTE 6 - INCOME TAXES

At March 31, 2002, cost of securities for Federal tax purposes were $4,254,197 for the Rockhaven Fund and $32,873,830 for the Rockhaven Premier Dividend Fund. Gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                             ROCKHAVEN FUND   ROCKHAVEN PREMIER DIVIDEND FUND
Appreciation                   $469,087                           $2,774,406
Depreciation                   (115,853)                          (1,038,290)
Net unrealized appreciation
on investments                 $353,234                           $1,736,116



ADVISOR
Rockhaven Asset Management, LLC
100 First Avenue, Suite 850
Pittsburgh, PA 15222
www.rockhaven.com

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati,OH 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
135 Merchant Street, Suite 230
Cincinnati, OH 45246

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers, LLP
1177 Avenue of the Americas
New York, NY 10036


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than original cost. Statements and other information herein are dated and are subject to change.


ROCKHAVEN ASSET MANAGEMENT
The Risk Managers

100 First Avenue Suite 850
Pittsburgh, PA 15222
800.522.3508
412.434.6771 FAX
www.rockhaven.com
(5/02-1450)